Above / Below market acquired time charters (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	$ 73,969
Beginning at carrying amount	(85,408)
(Amortization) / accretion	(30,649)	$ (7,786)
(Amortization) / accretion	14,785	12,432
Ending at carrying amount	101,574	73,969
Ending at carrying amount	(75,659)	(85,408)
Above Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	73,969	14,528
Additions	58,254	67,227
(Amortization) / accretion	(30,649)	(7,786)
Ending at carrying amount	101,574	73,969
Below Market Acquired Charters [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Beginning at carrying amount	(85,408)	(2,951)
Additions	(5,036)	(94,889)
(Amortization) / accretion	14,785	12,432
Ending at carrying amount	$ (75,659)	$ (85,408)